SEMI-ANNUAL REPORT


                                       MDL
                               BROAD MARKET FIXED
                                   INCOME FUND

                                       MDL
                                LARGE CAP GROWTH
                                   EQUITY FUND

                                       ---
                                       MDL
                                       ---









                                 APRIL 30, 1998

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 1998                                                       (Unaudited)

MDL BROAD MARKET                      Face       Market
FIXED INCOME FUND                    Amount       Value
-------------------------------------------------------
U.S. TREASURY OBLIGATIONS (89.4%)
   U.S. Treasury Bond
        5.500%,  02/29/00         $  55,000    $ 54,919
   U.S. Treasury Notes
        7.125%,  02/29/00            60,000      61,593
        6.000%,  08/15/00            65,000      65,545
        7.750%,  02/15/01            75,000      79,080
        6.375%,  08/15/02           105,000     107,772
        6.250%,  02/15/03            25,000      25,608
        7.250%,  05/15/04           105,000     113,212
        7.500%,  02/15/05            65,000      71,388
        6.500%,  05/15/05            80,000      83,618
        6.625%,  05/15/07            65,000      68,916
                                               --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $738,420)                              731,651
                                               --------
MORTGAGE RELATED (7.2%)
   FHLMC CMO, Ser 1410, Cl C
        6.000%,  09/15/22            14,000      13,654
   GNMA
        6.500%,  12/15/27            45,157      44,747
                                               --------
TOTAL MORTGAGE RELATED
   (Cost $59,059)                                58,401
                                               --------
CORPORATE BOND
TELEPHONES & TELECOMMUNICATION (2.5%)
   Pacific Bell
        6.875%,  08/15/06            20,000      20,750
                                               --------
TOTAL CORPORATE BOND
   (Cost $21,023)                                20,750
                                               --------

                                      Face       Market
                                     Amount       Value
-------------------------------------------------------
REPURCHASE AGREEMENT (0.1%)
   Morgan Stanley
     5.25%, dated 04/30/98, matures
     05/01/98, repurchase price $647
     (collateralized by U.S. Treasury Bill,
     par value $696, 0.00%, 04/01/99:
     market value $662)                $646    $    646
                                               --------
TOTAL REPURCHASE AGREEMENT
   (Cost $646)                                      646
                                               --------
TOTAL INVESTMENTS (99.2%)
   (Cost $819,148)                              811,448
                                               --------
OTHER ASSETS AND LIABILITIES, NET (0.8%)          6,609
                                               --------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par
     value) based on 82,723
     outstanding shares of
     beneficial interest                        828,051
   Accumulated net realized loss
     on investments                              (2,294)
   Net unrealized depreciation
     on investments                              (7,700)
                                               --------
TOTAL NET ASSETS (100.0%)                      $818,057
                                               ========
   Net Asset Value, Offering and
     Redemption Price Per Share                $   9.89
                                               ========
CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
SER -- SERIES

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 1998                                                       (Unaudited)

MDL LARGE CAP                                    Market
GROWTH FUND                          Shares      Value
--------------------------------------------------------
COMMON STOCK (91.0%)
AEROSPACE & DEFENSE (0.4%)
   SCI Systems*                          45    $  1,853
                                               --------
AIR TRANSPORTATION (0.9%)
   Delta Air Lines                       25       2,906
   Southwest Airlines                    50       1,372
                                               --------
                                                  4,278
                                               --------
AIRCRAFT (0.6%)
   General Dynamics                      66       2,789
                                               --------
AUTOMOTIVE (1.2%)
   Ford Motor                            82       3,757
   PACCAR                                30       1,781
                                               --------
                                                  5,538
                                               --------
BANKS (10.3%)
   Bank of New York                     102       6,024
   BankAmerica                           75       6,375
   BankBoston                            45       4,857
   Chase Manhattan                       43       5,958
   Citicorp                              38       5,719
   Comerica                             117       7,832
   Northern Trust                        53       3,869
   SunTrust Banks                        76       6,189
                                               --------
                                                 46,823
                                               --------
BEAUTY PRODUCTS (1.6%)
   Colgate-Palmolive                     37       3,318
   Procter & Gamble                      50       4,109
                                               --------
                                                  7,427
                                               --------
BROADCASTING, NEWSPAPERS & ADVERTISING (1.7%)
   Comcast, Special, Cl A               100       3,581
   Interpublic Group                     68       4,344
                                               --------
                                                  7,925
                                               --------
CHEMICALS (0.8%)
   B.F. Goodrich                         30       1,614
   Rohm & Haas                           17       1,833
                                               --------
                                                  3,447
                                               --------
COMMUNICATIONS EQUIPMENT (5.8%)
   Andrew*                               70       1,601
   L.M. Ericsson Telephone, ADR         131       6,738
   Lucent Technologies                  124       9,440
   Nokia, ADR                           130       8,694
                                               --------
                                                 26,473
                                               --------

                                                 Market
                                     Shares      Value
--------------------------------------------------------
COMPUTERS & SERVICES (5.5%)
   Compaq Computer                      110   $   3,087
   Digital Equipment*                    31       1,724
   IBM                                   37       4,287
   Microsoft*                           153      13,789
   SunGard Data Systems*                 60       2,138
                                               --------
                                                 25,025
                                               --------
CONCRETE & MINERAL PRODUCTS (0.3%)
   USG*                                  30       1,541
                                               --------
DRUGS (4.6%)
   Bristol-Myers Squibb                  20       2,118
   Eli Lilly                             50       3,478
   Pfizer                                42       4,780
   Schering-Plough                      133      10,657
                                               --------
                                                 21,033
                                               --------
ELECTRICAL SERVICES (5.4%)
   AES*                                  45       2,483
   FPL Group                             84       5,213
   General Electric                     155      13,194
   GPU                                   94       3,725
                                               --------
                                                 24,615
                                               --------
FINANCIAL SERVICES (4.6%)
   American Express                      55       5,610
   Associates First Capital              21       1,606
   Fannie Mae                            90       5,389
   Green Tree Financial                 157       6,398
   Morgan Stanley, Dean Witter           26       2,051
                                               --------
                                                 21,054
                                               --------
FOOD, BEVERAGE & TOBACCO (4.3%)
   Campbell Soup                         64       3,284
   Coca-Cola                             29       2,200
   PepsiCo                              109       4,326
   Philip Morris                         91       3,395
   Sara Lee                             106       6,314
   Vlasic Foods International*            6         148
                                               --------
                                                 19,667
                                               --------
GAS/NATURAL GAS (0.5%)
   Nicor                                 50       2,047
                                               --------
INSURANCE (3.1%)
   Allstate                              42       4,043
   American International Group          31       4,078
   Travelers Group                      100       6,119
                                               --------
                                                 14,240
                                               --------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 1998                                                       (Unaudited)

MDL LARGE CAP                                    Market
GROWTH FUND (continued)              Shares      Value
--------------------------------------------------------
MACHINERY (3.1%)
   Aeroquip-Vickers                      65   $   4,132
   Baker Hughes                          38       1,539
   Caterpillar                           31       1,765
   Dover                                 52       2,054
   Ingersoll-Rand                        39       1,796
   United Technologies                   30       2,953
                                               --------
                                                 14,239
                                               --------
MANUFACTURING (0.9%)
   Tyco International                    74       4,033
                                               --------
MARINE TRANSPORTATION (0.5%)
   Carnival                              30       2,087
                                               --------
MEDICAL PRODUCTS & SERVICES (2.2%)
   Biomet*                               67       2,010
   Guidant                               56       3,745
   HEALTHSOUTH*                         139       4,196
                                               --------
                                                  9,951
                                               --------
METALS, DIVERSIFIED (0.4%)
   Reynolds Metals                       25       1,650
                                               --------
OFFICE FURNITURE & FIXTURES (0.4%)
   Johnson Controls                      34       2,019
                                               --------
PAPER & PAPER PRODUCTS (0.4%)
   Bowater                               30       1,678
                                               --------
PETROLEUM & FUEL PRODUCTS (1.6%)
   BJ Services*                          50       1,875
   ENSCO International                  120       3,390
   Phillips Petroleum                    39       1,933
                                               --------
                                                  7,198
                                               --------
PETROLEUM REFINING (6.0%)
   Ashland                               90       4,759
   Chevron                               45       3,721
   Coastal                               22       1,572
   Exxon                                173      12,618
   Imperial Oil                          52       2,876
   Pennzoil                              25       1,602
                                               --------
                                                 27,148
                                               --------
PRINTING & PUBLISHING (3.9%)
   New York Times, Cl A                  95       6,739
   Time Warner                           91       7,144
   Times Mirror, Cl A                    60       3,671
                                               --------
                                                 17,554
                                               --------
PROFESSIONAL SERVICES (0.6%)
   Halliburton                           51       2,805
                                               --------

                                     Shares/
                                      Face       Market
                                     Amount       Value
--------------------------------------------------------
RAILROADS (0.5%)
   Norfolk Southern                      70    $  2,341
                                               --------
RETAIL (7.7%)
   Costco*                               78       4,358
   Dayton Hudson                         24       2,095
   Estee Lauder                          75       4,983
   Federated Department Stores*          39       1,918
   Home Depot                            60       4,178
   Intimate Brands                      230       6,670
   Kroger*                               70       2,931
   May Department Stores                 60       3,701
   Walgreen                             129       4,450
                                               --------
                                                 35,284
                                               --------
RUBBER & PLASTIC (0.5%)
   Dow Chemical                          23       2,224
                                               --------
SEMI-CONDUCTORS/INSTRUMENTS (3.0%)
   Intel                                141      11,395
   Thomas & Betts                        35       2,043
                                               --------
                                                 13,438
                                               --------
SPECIALTY CONSTRUCTION (0.4%)
   Masco                                 30       1,740
                                               --------
TELEPHONES & TELECOMMUNICATION (7.3%)
   AirTouch Communications*             145       7,703
   Ameritech                            130       5,533
   Bell Atlantic                         78       7,298
   BellSouth                            132       8,473
   British Telecommunications plc        40       4,338
                                               --------
                                                 33,345
                                               --------
TOTAL COMMON STOCK
   (Cost $358,779)                              414,509
                                               --------
REPURCHASE AGREEMENT (10.0%)
   Morgan Stanley
     5.25%, dated 04/30/98, matures
     05/01/98, repurchase price
     $45,760 (collateralized by U.S.
     Treasury Bill, par value $49,306,
     0.00%, 04/01/99: market
     value $46,907)                 $45,754    $ 45,754
                                               --------
TOTAL REPURCHASE AGREEMENT
   (Cost $45,754)                                45,754
                                               --------
TOTAL INVESTMENTS (101.0%)
   (Cost $404,533)                              460,263
                                               --------
OTHER ASSETS AND LIABILITIES, NET (-1.0%)        (4,604)
                                               --------

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 1998                                                       (Unaudited)

MDL LARGE CAP                                    Market
GROWTH FUND (concluded)                          Value
-------------------------------------------------------
NET ASSETS
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 37,266 outstanding
     shares of beneficial interest             $391,473
   Undistributed net investment income              227
   Accumulated net realized gain
     on investments                               8,229
   Net unrealized appreciation
     on investments                              55,730
                                               --------
TOTAL NET ASSETS (100.0%)                      $455,659
                                               ========
   Net Asset Value, Offering and
     Redemption Price Per Share                  $12.23
                                               ========
*NON-INCOME PRODUCING SECURITIES
CL -- CLASS

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS                          THE ADVISORS' INNER CIRCLE FUND
For the period ended April 30, 1998                                  (Unaudited)

                                                                                        MDL BROAD       MDL LARGE
                                                                                      MARKET FIXED     CAP GROWTH
                                                                                     INCOME FUND (1)    FUND (1)
------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividend Income................................................................       $     --     $   2,078
   Interest ......................................................................         15,903           786
------------------------------------------------------------------------------------------------------------------
     Total Investment Income......................................................         15,903         2,864
------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ......................................................          1,276         1,080
   Investment Advisory Fee Waiver ................................................         (1,276)       (1,080)
   Reimbursements by Advisor .....................................................        (84,332)      (78,072)
   Administrative Fees ...........................................................         35,946        35,946
   Custodian Fees ................................................................          1,155           584
   Professional Fees .............................................................         16,788        12,224
   Transfer Agent Fees ...........................................................         10,206        10,153
   Printing Fees .................................................................          4,694         3,163
   Trustee Fees ..................................................................          1,939         2,201
   Registration Fees .............................................................         13,668        12,896
   Insurance and Other Fees .......................................................         2,489         2,732
------------------------------------------------------------------------------------------------------------------
   Total Expenses, Net ...........................................................          2,553         1,827
------------------------------------------------------------------------------------------------------------------
       Net Investment Income .....................................................         13,350         1,037
------------------------------------------------------------------------------------------------------------------
   Net Realized Gain/(Loss) From Securities Sold .................................         (2,294)        8,229
   Net Unrealized Appreciation/(Depreciation) of Investment Securities ...........         (7,700)       55,730
------------------------------------------------------------------------------------------------------------------
     Net Realized and Unrealized Gain/(Loss) on Investments ......................         (9,994)       63,959
------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting From Operations ..........................        $ 3,356      $ 64,996
==================================================================================================================

(1) The MDL Broad Market Fixed Income Fund and the MDL Large Cap Growth Fund commenced operations on October 31, 1997.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS               THE ADVISORS' INNER CIRCLE FUND
For the period ended April 30, 1998                                  (Unaudited)

                                                                                        MDL BROAD       MDL LARGE
                                                                                      MARKET FIXED     CAP GROWTH
                                                                                      INCOME FUND         FUND
                                                                                     --------------    ----------
                                                                                       10/31/97 TO     10/31/97 TO
                                                                                         4/30/98         4/30/98
-------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income ........................................................     $  13,350        $  1,037
   Net Realized Gain/(Loss) on Securities Sold ..................................        (2,294)          8,229
   Net Unrealized Appreciation/(Depreciation) of Investment Securities ..........        (7,700)         55,730
-------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting From Operations........................         3,356          64,996
-------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income ........................................................       (13,350)           (810)
   Realized Capital Gains .......................................................            --              --
-------------------------------------------------------------------------------------------------------------------
     Total Distributions.........................................................       (13,350)           (810)
-------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Shares Issued ................................................................       830,062         404,472
   Shares Issued in Lieu of Cash Distributions ..................................        10,073             810
   Shares Redeemed ..............................................................       (12,084)        (13,809)
-------------------------------------------------------------------------------------------------------------------
     Increase in Net Assets Derived From Capital Share Transactions .............       828,051         391,473
-------------------------------------------------------------------------------------------------------------------
       Total Increase in Net Assets .............................................       818,057         455,659
-------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ..........................................................            --              --
-------------------------------------------------------------------------------------------------------------------
   End of Period ................................................................       818,057         455,659
-------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   Issued .......................................................................        82,926          38,354
   Issued in Lieu of Cash Distributions .........................................         1,015              73
   Redeemed .....................................................................        (1,218)         (1,161)
-------------------------------------------------------------------------------------------------------------------
   Net Increase in Share Transactions ...........................................     $  82,723        $ 37,266
===================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                             THE ADVISORS' INNER CIRCLE FUND
For the period ended April 30, 1998                                  (Unaudited)
For a share outstanding throughout each period



                                                                                                                   Ratio
          Net               Realized and                                 Net                                      of Net
         Asset               Unrealized  Distributions Distributions    Asset              Net       Ratio      Investment
         Value      Net       Gains or     from Net        From         Value            Assets    of Expenses    Income
       Beginning Investment (Losses) on   Investment      Capital        End    Total      End     to Average   to Average
       of Period   Income    Securities     Income         Gains      of Period Return  of Period  Net Assets   Net Assets
       --------- ---------- ------------ ------------- -------------  --------- ------  ---------  ----------   ----------
----------------------------------
MDL BROAD MARKET FIXED INCOME FUND
----------------------------------
1998(1)  $10.00     0.19       (0.11)        (0.19)          --         $9.89  0.84%(2) $818,057      0.90%*        4.71%*

-------------------------
MDL LARGE CAP GROWTH FUND
-------------------------
1998(1)  $10.00     0.03        2.22         (0.02)          --        $12.23 22.57%(2) $455,659      1.25%*        0.71%*

                              Ratio
          Ratio               of Net
       of Expenses          Investment
        to Average          Income to
        Net Assets         Average Net
        (Excluding      Assets (Excluding  Portfolio
        Waivers and        Waivers and      Turnover
       Reimbursements)   Reimbursements)      Rate
       ---------------  -----------------  ----------
----------------------------------
MDL BROAD MARKET FIXED INCOME FUND
----------------------------------
1998(1)   31.08%*           (25.47)%*        60.72%

-------------------------
MDL LARGE CAP GROWTH FUND
-------------------------
1998(1)   55.43%*           (53.47)%*        33.87%

Amounts designated as "--" are either $0 or have been rounded to $0.
  * Annualized
(1) The Fund commenced operations on October 31, 1997.
(2) Total return is for the period indicated and has not been annualized.


    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 1998                                                       (Unaudited)

1.   ORGANIZATION:
THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and a Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with seven portfolios. The financial statements herein are those of the MDL Broad Market Fixed Income Fund and the MDLLarge Cap Growth Fund (the "Funds"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a Shareholder's interest is limited to the portfolio in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2.   SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies followed by the Funds.

     SECURITY VALUATION -- Investments in equity securities which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price for such securities on each business day, or, if there is no such reported sales price on the valuation date, at the most recently quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. Securities for which quotations are not readily available are valued at fair value using methods determined in good faith by the Board of Trustees.

     FEDERAL INCOME TAXES -- It is each Portfolio's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

     SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     NET ASSET VALUE PER SHARE -- The net asset value per share of each Portfolio is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements and provisions adopted by the Adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Portfolios may be delayed or limited.

     EXPENSES -- Expenses that are directly related to one of the Portfolios are charged to the Portfolio. Other operating expenses of the Trust are prorated to the Portfolios on the basis of relative daily net assets.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared monthly for the MDL Broad Market Fixed Income Fund and are paid monthly. The MDL Large Cap Growth Fund declares dividends from net investment income quarterly and are paid quarterly. Any net realized capital gains are distributed to shareholders at least annually.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 1998                                                       (Unaudited)

     Distributions from net investment income and net realized capital gains are determined in accordance with the U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital in the period that the differences arise. These reclassifications have no effect on net assets or net asset value.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.   ORGANIZATION COSTS AND TRANSACTIONS WITH AFFILIATES:
Organizational costs have been capitalized and are being amortized on a straight line basis over a period of sixty months commencing with operations. In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Portfolio will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of SEI Fund Resources (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4.   ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:
The Trust and the Administrator are parties to an Administration Agreement dated November 14, 1991, as amended and restated on May 17, 1994, under which the Administrator provides management and administrative services for an annual fee equal to the higher of $80,000, or of .15% on the first $50 million of average daily net assets; .125% on the next $50 million of average net assets; and .10% on average net assets over $100 million of the Fund's average daily net assets, which would increase by $15,000 per additional class.

DST Systems Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991 as amended and restated on August 8, 1994. The Distributor receives no fees for its distribution services under this agreement.

5.  INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:
The Funds and MDL Capital Management, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated October 31, 1997 under which the Adviser receives an annual fee equal to .45% and .74% of the Fund's average daily net assets of the MDL Broad Market Fixed Income and MDL Large Cap Growth Funds, respectively. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the MDL Broad Market Fixed Income and MDL Large Cap Growth Funds to an annual rate of not more than .90% and 1.26% of the average daily net assets, respectively. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

CoreStates Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 1998                                                       (Unaudited)

6.  INVESTMENT TRANSACTIONS:
The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended April 30, 1998 are as follows:
                            MDL BROAD        MDL LARGE
                           MARKET FIXED     CAP GROWTH
                           INCOME FUND         FUND
                           ------------     ----------
Purchases
     Government .........    $1,116,072    $        --
     Other ..............        21,048        455,713
Sales
     Government .........    $  314,088    $        --
     Other ..............            --        105,163

At April 30, 1998, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at April 30, 1998, are as follows:

                            MDL BROAD        MDL LARGE
                           MARKET FIXED     CAP GROWTH
                           INCOME FUND         FUND
                           ------------     ----------
Aggregate gross
     unrealized
     appreciation .......    $     --          $59,464
Aggregate gross
     unrealized
     depreciation .......      (7,700)          (3,734)
                             --------          -------
Net unrealized
     appreciation/
     (depreciation) .....    $ (7,700)         $55,730
                             ========          =======

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     TRUST:
     The Advisor's Inner Circle Fund

     MDL FUNDS:
     MDL Broad Market Fixed Income Fund
     MDL Large Cap Growth Equity Fund

     ADVISER:
     MDL Capital Management, Inc.

     DISTRIBUTOR:
     SEI Investments Distribution Co.

     ADMINISTRATOR:
     SEI Fund Resources

     LEGAL COUNSEL:
     Morgan, Lewis & Bockius LLP

     INDEPENDENT PUBLIC ACCOUNTANTS:
     Arthur Andersen LLP

     For information call: 1-800-932-7781












     MDL-F-003-01
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